UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
                                               ----------

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Russia Partners Management, LLC
           -----------------------------------
Address:   825 Third Avenue, 10th Floor
           -----------------------------------
           New York, NY 10022
           -----------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Terri Liftin
         --------------------
Title:   Authorized Signatory
         --------------------
Phone:   (212) 634-5968
         --------------------

Signature, Place, and Date of Signing:

     /s/ Terri Liftin          New York, New York     February 14, 2013
     ------------------        ------------------     -----------------
        [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:               0
                                           -----------

Form 13F Information Table Entry Total:          1
                                           -----------

Form 13F Information Table Value Total:      324,708
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                  FORM 13F INFORMATION TABLE

               TITLE OF                VALUE      SHRS OR    SH/   PUT/    INVESTMENT                         VOTING AUTHORITY
NAME OF ISSUER   CLASS      CUSIP    (X $1000)    PRN AMT    PRN   CALL    DISCRETION   OTHER MANAGER     SOLE      SHARED     NONE
--------------   -----      -----    ---------    -------    ---   ----    ----------   -------------     ----      ------     ----

EPAM SYS INC        COM   29414B104   324,708   17,939,673    SH              SOLE                     17,939,673

REPORT SUMMARY      1 DATA RECORD     324,708   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
